Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Trade Receivables and Contract Assets

($ in millions)	As of Dec. 31, 2020	As of Dec. 31, 2019
Trade receivables	274.7	259.3
Allowance for expected credit losses	(12.6)	(13.6)

Total trade receivables	262.0	245.6

Contract assets	8.9	7.5
Allowance for expected credit losses	(0.0)	(0.0)

Total trade receivables and contract assets	270.9	253.1

Summary Of Loss Allowances of Financial Assets
The loss allowances as of Dec. 31, 2020 are as follows:

($ in millions)	Current (not past due)	Within 90 days past due	Between 90 days and 6 months past due	Between 6 and 12 months past due	More than 12 months past due	Total
Total trade receivables and contract assets, gross carrying amount	266.6	11.1	1.0	1.0	3.9	283.6
Allowances for expected credit losses	(7.3)	(1.0)	(0.1)	(0.5)	(3.8)	(12.6)

Expected loss rate	2.7%	8.8%	12.7%	52.1%	96.8%	4.5%

The loss allowances as of Dec. 31, 2019 are as follows:

($ in millions)	Current (not past due)	Within 90 days past due	Between 90 days and 6 months past due	Between 6 and 12 months past due	More than 12 months past due	Total
Total trade receivables and contract assets, gross carrying amount	236.0	17.6	1.5	1.6	10.2	266.7
Allowances for expected credit losses	(2.9)	(0.6)	(0.2)	(0.9)	(9.0)	(13.6)

Expected loss rate	1.2%	3.3%	16.5%	55.4%	88.9%	5.1%

Summary Of Changes in Allowance Account for Credit Losses of Financial Assets
On aggregate, the bad debt allowances developed as follows:

($ in millions)	2020	2019
As at Jan. 1	(13.6)	(13.3)
Additions in loss allowances recognized in profit or loss	(6.0)	(4.2)
Reversals of unused amounts recognized in profit or loss	1.3	3.5
Utilizations	6.2	—
Currency translation and other changes	(0.5)	0.4

As at Dec. 31	(12.6)	(13.6)